Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($) Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	72,659
Actual benefit payments 2022	$ 607
Benefits expected to be paid 2023	678
Benefits expected to be paid 2024	702
Benefits expected to be paid 2025	724
Benefits expected to be paid 2026	748
Benefits expected to be paid 2027	767
Benefits expected to be paid 2028-2032	$ 4,096
Weighted average duration of defined benefit payments	12 years 6 months
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	66,616
Actual benefit payments 2022	$ 585
Benefits expected to be paid 2023	643
Benefits expected to be paid 2024	668
Benefits expected to be paid 2025	691
Benefits expected to be paid 2026	713
Benefits expected to be paid 2027	733
Benefits expected to be paid 2028-2032	$ 3,907
Weighted average duration of defined benefit payments	12 years 4 months 24 days
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	6,043
Actual benefit payments 2022	$ 22
Benefits expected to be paid 2023	35
Benefits expected to be paid 2024	34
Benefits expected to be paid 2025	33
Benefits expected to be paid 2026	35
Benefits expected to be paid 2027	34
Benefits expected to be paid 2028-2032	$ 189
Weighted average duration of defined benefit payments	15 years 1 month 6 days